UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY INSTITUTIONAL CASH

MANAGEMENT FUND INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

MUNICIPAL PORTFOLIO

FORM N-Q

AUGUST 31, 2006

CASH PORTFOLIO

Schedules of Investments (unaudited)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.0%
Certificates of Deposit - 1.8%
	Wells Fargo Bank NA:
$24,350,000	4.790% due 1/17/07	$24,357,072
25,000,000	4.790% due 1/18/07	24,928,770
31,000,000	4.865% due 1/31/07	30,986,317

	Total Certificates of Deposit	80,272,159

Certificates of Deposit (Euro) - 2.0%
	Societe Generale London:
30,000,000	4.250% due 9/6/06	29,999,281
34,000,000	4.510% due 10/16/06	33,976,053
25,000,000	4.800% due 12/6/06	25,001,698

	Total Certificates of Deposit (Euro)	88,977,032

Certificates of Deposit (Yankee) - 35.8%
	Australia & New Zealand Banking:
25,000,000	4.780% due 12/11/06	25,000,955
25,840,000	5.440% due 12/15/06	25,835,355
25,000,000	4.800% due 1/29/07	25,000,000
	Banco Bilbao:
39,000,000	4.720% due 1/3/07	38,889,172
36,000,000	4.980% due 2/7/07	35,986,932
40,000,000	Bank Montreal Chicago, IL Branch, 5.480% due 12/21/06	40,007,587
	Bank of America NA:
49,850,000	5.060% due 9/18/06	49,850,000
25,000,000	Charlotte, NC, 5.550% due 12/22/06	25,000,000
39,423,000	Notes, Tranche 00718, 5.280% due 9/14/06	39,422,110
	Bank of Nova Scotia NY:
25,000,000	4.700% due 9/29/06	25,000,000
19,500,000	4.860% due 1/30/07	19,499,169
	Barclays Bank PLC NY:
30,000,000	5.410% due 9/18/06	30,000,000
21,350,000	4.740% due 1/19/07	21,348,266
	BNP Paribas NY Branch:
30,000,000	5.000% due 9/27/06	30,000,000
39,450,000	5.110% due 10/11/06	39,449,324
25,000,000	5.075% due 12/13/06	24,971,169
44,000,000	Calyon NY, 5.075% due 12/13/06	43,949,991
	Credit Suisse New York:
49,500,000	4.750% due 11/7/06	49,415,361
50,000,000	5.384% due 11/13/06 (a)	50,000,000
50,000,000	5.550% due 12/22/06	50,000,000
	Depfa Bank PLC:
34,000,000	4.265% due 9/1/06	34,000,000
25,000,000	5.350% due 4/30/07	25,001,417
22,500,000	Deutsche Bank NY, 4.310% due 9/28/06	22,492,505
7,100,000	Fortis Bank NY, 4.730% due 1/3/07	7,080,055
	HBOS Treasury Services NY:
16,000,000	4.730% due 9/29/06	16,000,000
32,000,000	4.520% due 10/18/06	31,974,741
1,550,000	4.810% due 12/7/06	1,548,949
50,000,000	4.800% due 12/15/06	49,924,165
9,000,000	4.770% due 1/3/07	8,991,031
50,000,000	Lloyds TSB Bank PLC NY, 5.330% due 9/12/06	50,000,000

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited)(continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 35.8% (continued)
$25,000,000	Nordea Bank Finland NY, 4.540% due 9/27/06	$24,997,304
	Rabobank Nederland NV NY:
25,000,000	4.520% due 10/31/06	24,991,483
30,000,000	5.125% due 3/13/07	29,989,770
	Royal Bank of Canada NY:
1,100,000	4.910% due 9/6/06	1,099,967
66,000,000	4.700% due 1/3/07	65,807,267
	Royal Bank of Scotland NY:
25,000,000	4.725% due 11/27/06	24,995,311
17,000,000	4.790% due 1/3/07	16,984,172
24,850,000	4.810% due 1/29/07	24,842,900
10,850,000	Societe Generale NY, 4.710% due 1/3/07	10,837,124
	Svenska Handelsbanken NY:
25,000,000	4.645% due 11/1/06	25,000,202
25,000,000	4.740% due 12/29/06	24,996,934
	Toronto Dominion Bank NY:
50,000,000	5.060% due 9/5/06	50,000,054
76,000,000	5.100% due 10/4/06	75,991,271
25,000,000	5.025% due 12/7/06	25,000,000
	UBS AG Stamford CT:
70,700,000	5.280% due 9/20/06	70,699,514
30,000,000	5.020% due 2/13/07	29,940,262
	Unicredito Italiano NY:
49,400,000	5.218% due 9/8/06	49,398,481
50,000,000	5.500% due 12/19/06	50,007,750

	Total Certificates of Deposit (Yankee)	1,561,218,020

Commercial Paper - 46.3%
50,000,000	Albis Capital Corp., 5.529% due 9/25/06 (b)(c)	49,818,000
	Amstel Funding Corp.:
25,000,000	5.195% due 9/1/06 (b)	25,000,000
30,000,000	5.011% due 9/22/06 (b)(c)	29,914,425
25,000,000	5.525% due 11/21/06 (b)	24,696,250
34,286,000	5.550% due 1/22/07 (b)	33,550,565
29,850,000	ANZ Delaware Inc., 5.003% due 9/25/06 (b)	29,752,888
	Atomium Funding Corp.:
65,949,000	5.366% due 11/1/06 (b)(c)	65,356,741
30,393,000	5.359% due 11/16/06 (b)(c)	30,053,578
20,302,000	5.369% due 12/8/06 (b)(c)	20,009,640
	Berkeley Square Finance LLC:
50,000,000	5.315% due 9/5/06 (b)(c)	49,970,556
75,000,000	5.356% due 9/5/06 (a)(c)	74,992,170
52,675,000	Brahms Funding Corp., 5.327% due 9/25/06 (b)	52,488,882
	Carmel Mountain Funding Trust:
50,000,000	5.338% due 9/21/06 (b)(c)	49,852,222
42,700,000	5.338% due 9/28/06 (b)(c)	42,529,947
75,000,000	Chesham Finance LLC, 5.300% due 11/20/06 (a)	74,995,168
	Cobbler Funding LLC:
15,359,000	5.494% due 9/25/06 (b)	15,303,503
21,779,000	5.485% due 10/27/06 (b)	21,595,718
	Cullinan Finance Corp.:
30,000,000	5.498% due 9/13/06 (b)(c)	29,945,650
22,621,000	5.490% due 2/8/07 (b)(c)	22,084,128
50,000,000	Danske Corp., 5.016% due 9/29/06 (b)	49,809,833
	East-Fleet Finance LLC:

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 46.3% (continued)
$50,000,000	5.294% due 9/15/06 (a)(c)	$49,996,033
50,000,000	5.300% due 2/15/07 (a)(c)	49,995,346
	Ebury Finance Ltd.:
50,000,000	5.351% due 10/13/06 (b)(c)	49,690,834
25,000,000	5.571% due 12/22/06 (b)(c)	24,577,667
25,000,000	5.448% due 2/22/07 (b)(c)	24,359,583
33,460,000	Eramus Capital Corp., 5.499% due 9/19/06 (b)	33,369,156
75,000,000	Fenway Funding LLC, 5.344% due 9/13/06 (b)(c)	74,867,000
65,000,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1A, 5.382% due 11/7/06 (b)	64,356,428
40,000,000	General Electric Capital Corp., 5.402% due 2/5/07 (b)	39,082,422
	Grampian Funding LLC:
25,000,000	5.001% due 9/22/06 (b)	24,928,833
40,000,000	5.284% due 11/17/06 (b)	39,559,389
25,000,000	5.402% due 2/13/07 (b)	24,397,292
30,000,000	Indymac Bank FSB, 5.351% due 9/1/06 (b)	30,000,000
	K2 USA LLC:
33,000,000	5.029% due 9/12/06 (b)(c)	32,950,491
11,400,000	5.065% due 10/19/06 (b)(c)	11,325,216
39,000,000	Mint Li LLC, 5.402% due 11/28/06 (b)(c)	38,491,873
25,000,000	Mitten GMAC Mortgage Corp., 5.312% due 9/12/06 (b)	24,959,514
60,460,000	Monument Gardens Funding Corp., 5.216% due 9/1/06 (b)(c)	60,460,000
78,000,000	Morrigan TRR Funding LLC, 5.347 - 5.352% due 9/21/06 (b)(c)	77,769,033
40,000,000	Morrigan TRR LLC, 5.365% due 9/15/06 (b)(c)	39,916,933
20,000,000	Scaldis Capital LLC, 5.397% due 1/25/07 (b)	19,571,733
25,000,000	Sigma Finance Inc., 5.498% due 12/13/06 (b)(c)	24,617,326
25,000,000	Stanfield Victoria Finance Ltd., 5.017% due 9/15/06 (b)(c)	24,952,361
	Stanfield Victoria Funding LLC:
49,000,000	5.240 - 5.286% due 11/20/06 (b)(c)	48,441,444
29,000,000	5.512% due 12/20/06 (b)(c)	28,522,386
	Strand Capital LLC:
50,000,000	5.372% due 9/5/06 (b)	49,970,278
50,000,000	5.121% due 9/22/06 (b)	49,854,167
80,000,000	Thornburg Mortgage Capital Resource, 5.324% due 9/18/06 (b)(c)	79,799,778
392,000	Three Pillars Funding Corp., 5.462% due 9/25/06 (b)	390,589
50,000,000	Tulip Funding Corp., 5.423% due 9/1/06 (b)(c)	50,000,000
12,000,000	Westpac Banking Corp., 5.320% due 10/10/06	12,000,109
23,296,000	White Pine Finance LLC, 5.208% due 9/5/06 (b)(c)	23,282,695

	Total Commercial Paper	2,018,175,773

Corporate Bonds & Notes - 8.9%
	Cheyne Finance LLC:
50,000,000	5.320% due 7/25/07 (a)(c)	49,991,041
35,000,000	Series Medium-Term Note, 5.376% due 9/5/06 (a)(c)	34,997,267
7,000,000	Cullinan Finance Corp., Medium-Term Note, 5.290% due 9/15/06 (a)(c)	6,998,753
70,000,000	K2 USA LLC, Medium-Term Notes, 5.325% due 8/30/07 (a)(c)	69,993,038
30,000,000	Premier Asset Collateralized Entity LLC, 5.304% due 9/25/06 (a)(c)	29,999,033
40,000,000	Stanfield Victoria Finance Ltd., Medium-Term Note, 5.320% due 5/15/07 (a)(c)	39,995,207
10,000,000	Tango Finance Corp., Medium-Term Notes, 5.279% due 9/25/06 (a)(c)	9,999,843
	White Pine Finance LLC:
75,000,000	Medium-Term Notes, 5.320% due 7/23/07 (a)(c)	74,986,607

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
Corporate Bonds & Notes - 8.9% (continued)
$70,000,000	Medium-Term Notes, Series 1, 5.325% due 8/28/07 (a)(c)	$69,986,266

	Total Corporate Bonds & Notes	386,947,055

Promissory Note - 2.3%
100,000,000	Goldman Sachs Group LP, 5.410% due 12/19/06 (c)	100,000,000

U.S. Government Agencies - 1.0%
20,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.017% due 9/13/06 (b)	19,974,267
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.981% due 2/16/07 (b)	24,445,833
1,175,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.298% due 2/28/07 (b)	1,144,685

	Total U.S. Government Agencies	45,564,785

Repurchase Agreement - 0.9%
40,688,000	Deutsche Bank Securities Inc. repurchase agreement dated 8/31/06, 5.280% due 9/1/06; Proceeds at maturity - $40,693,968; (Fully collateralized by various U.S. Government Agency Obligations, 3.750% to 5.500% due 6/13/07 to 7/28/15; Market value - $41,502,279)	40,688,000

	TOTAL INVESTMENTS - 99.0% (Cost - $4,321,842,824#)	4,321,842,824
	Other Assets in Excess of Liabilities — 1.0%	42,026,131

	TOTAL NET ASSETS - 100.0%	$4,363,868,955

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.8%
Master Note - 20.8%
$225,000,000	Morgan Stanley Master Note, 5.270% due 9/1/06	$225,000,000

U.S. Government Agency Obligations - 55.1%
U.S. Government Agencies - 55.1%
	Federal Farm Credit Bank (FFCB):
	Bonds:
20,000,000	5.260% due 12/27/06 (a)	19,999,359
25,000,000	5.297% due 3/1/07 (a)	24,999,387
20,000,000	5.261% due 7/2/07 (a)	19,996,728
30,000,000	5.230% due 1/24/08 (a)	29,991,863
25,000,000	Series 1, 5.230% due 12/27/07 (a)	24,993,587
5,000,000	Discount Notes, 4.017% due 9/13/06 (b)	4,993,567
15,000,000	Series I, 5.262% due 8/1/07 (a)	14,997,339
	Federal Home Loan Bank (FHLB):
	Bonds:
15,000,000	5.340% due 4/5/07 (a)	14,996,512
15,000,000	5.230% due 2/14/08 (a)	14,995,778
26,440,000	Series 4H06, 2.750% due 11/15/06	26,297,778
20,000,000	Series I, 5.346% due 7/6/07 (a)	19,993,409
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
10,000,000	4.909% due 9/19/06 (b)	9,975,950
10,000,000	4.929% due 9/19/06 (b)	9,976,050
3,000,000	5.138% due 11/14/06 (b)	2,969,167
15,098,000	5.177% due 11/14/06 (b)	14,941,274
5,000,000	4.677% due 12/1/06 (b)	4,943,188
10,000,000	4.996% due 12/29/06 (b)	9,841,333
5,000,000	4.764% due 1/17/07 (b)	4,912,792
8,141,000	5.170% due 2/16/07 (b)	7,952,943
15,000,000	5.322% due 3/30/07 (b)	14,549,375
15,000,000	5.302% due 4/13/07 (b)	14,521,200
	Series RB:
17,196,000	5.068% due 10/17/06 (b)	17,087,345
10,000,000	4.869% due 10/24/06 (b)	9,930,658
10,000,000	5.119% due 10/31/06 (b)	9,916,833
10,000,000	5.350% due 1/30/07 (b)	9,781,050
10,000,000	5.338% due 2/6/07 (b)	9,771,778
5,000,000	5.249% due 5/1/07 (b)	4,832,281
20,000,000	Medium-Term Note, 5.181% due 9/27/07 (a)	19,991,970
	Federal National Mortgage Association (FNMA):
	Discount Notes:
7,614,000	5.097% due 9/25/06 (b)	7,588,595
8,182,000	4.619% due 10/27/06 (b)	8,125,617
3,050,000	5.164% due 10/27/06 (b)	3,026,041
7,000,000	5.129% due 11/1/06 (b)	6,940,694
5,000,000	5.135% due 11/1/06 (b)	4,957,512
50,000,000	5.249% due 11/8/06 (b)	49,510,778
5,000,000	4.677% due 12/1/06 (b)	4,943,188
35,000,000	5.439-5.449% due 12/27/06 (b)	34,395,988
6,458,000	4.901% due 12/29/06 (b)	6,357,775
5,000,000	5.022% due 2/23/07 (b)	4,883,333
5,000,000	5.111% due 3/6/07 (b)	4,873,933
17,197,000	5.295% due 3/30/07 (b)	16,681,878
9,273,000	5.345% due 3/30/07 (b)	8,995,776

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 55.1% (continued)
$6,880,000	5.500% due 6/29/07 (b)	$6,579,147
35,400,000	Notes, Series 1, 5.111% due 9/7/06 (a)	35,399,716

	Total U.S. Government Agency Obligations	595,410,465

Repurchase Agreement - 23.9%
257,856,000	Deutsche Bank Securities Inc. repurchase agreement dated 8/31/06, 5.280% due 9/1/06; Proceeds at maturity - $257,893,819 (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.625% due 3/26/07 to 6/11/21; Market value - $263,013,530)	257,856,000

	TOTAL INVESTMENTS - 99.8% (Cost - $1,078,266,465#)	1,078,266,465
	Other Assets in Excess of Liabilities - 0.2%	1,671,766

	TOTAL NET ASSETS - 100.0%	$1,079,938,231

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 0.2%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	$3,000,000
2,710,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.450%, 9/7/06 (a)	2,710,000

		Total Alabama	5,710,000

Arizona - 1.1%
6,000,000	VMIG1(c)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 3.450%, 9/7/06 (a)	6,000,000
		Tempe, AZ:
10,000,000	F-1+(d)	IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	10,000,000
10,000,000	A-1+	Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.420%, 9/6/06 (a)	10,000,000

		Total Arizona	26,000,000

Arkansas - 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	3,250,000

Colorado - 2.3%
3,905,000	VMIG1(c)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.470%, 9/7/06 (a)	3,905,000
26,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	26,153,951
8,710,000	VMIG1(c)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.500%, 9/7/06 (a)	8,710,000
2,160,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 3.350% due 9/1/06 (e)	2,160,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
9,000,000	A-1+	3.500% due 9/5/06	9,000,000
6,100,000	A-1+	3.420% due 9/7/06	6,100,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.400%, 9/7/06 (a)	2,200,000

		Total Colorado	58,228,951

Delaware - 0.4%
8,600,000	A-1+	Delaware State EDA Revenue, Hospital Billing, Series B, LOC-JPMorgan Chase, 3.430%, 9/6/06 (a)	8,600,000

District of Columbia - 3.2%
		District of Columbia Revenue:
2,470,000	A-1+	American Psychological Association, LOC-Bank of America, 3.460%, 9/7/06 (a)	2,470,000
48,260,000	A-1+	GO, Series C, FGIC-Insured, 3.450%, 9/6/06 (a)	48,260,000
14,000,000	A-1+	Henry J. Kaiser Foundation, BPA-JPMorgan Chase, 3.450%, 9/7/06 (a)	14,000,000
3,465,000	NR	National Museum of Women Arts, LOC-Wachovia Bank, 3.510%, 9/7/06 (a)	3,465,000
11,900,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	11,900,000

		Total District of Columbia	80,095,000

Florida - 4.8%
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	9,105,000
2,700,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	2,700,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	9,990,000
		Florida State Department of Environmental Protection, Preservation Revenue:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 4.8% (continued)
$6,800,000	A-1+	Everglades Restoration, Series B, AMBAC-Insured, SPA-State of Florida, Department of Financial Services, Division of Treasury, 3.400%, 9/6/06 (a)	$6,800,000
5,850,000	AAA	Florida Forever, Series B, MBIA-Insured, 5.000% due 7/1/07	5,908,020
		Highlands County, FL, Health Facilities Authority Revenue:
15,900,000	A-1+	Adventist Health System, Series A, LOC-SunTrust Bank, 3.400%, 9/7/06 (a)	15,900,000
9,435,000	A-1+	Refunding, Adventist Health System, Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.470%, 9/7/06 (a)	9,435,000
		Hillsborough County, FL:
3,400,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.460%, 9/6/06 (a)	3,400,000
4,000,000	F-1+(d)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.430%, 9/7/06 (a)	4,000,000
		Jacksonville, FL:
		Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-Wurttemberg:
2,155,000	A-1	3.450% due 9/8/06	2,155,000
8,315,000	A-1	3.600% due 9/12/06	8,315,000
10,400,000	A-1	Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-Thuringen, 3.670% due 11/1/06	10,400,000
		Miami-Dade County, FL:
7,120,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	7,120,000
3,645,000	F-1+(d)	IDA, Gulliver School Project, LOC-Bank of America, 3.430%, 9/7/06 (a)	3,645,000
3,900,000	F-1+(d)	Orange County, FL, IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.430%, 9/7/06 (a)	3,900,000
12,890,000	F-1+(d)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.410%, 9/7/06 (a)	12,890,000
4,985,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	4,985,000
60,000	Aa2(c)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	60,000

		Total Florida	120,708,020

Georgia - 8.6%
500,000	VMIG1(c)	Athens-Clarke County, GA, Revenue, University of Georgia Athletic Association Project, LOC-SunTrust Bank, 3.570%, 9/1/06 (a)	500,000
		Atlanta, GA, Airport Revenue:
17,800,000	A-1+	Refunding, Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.400%, 9/7/06 (a)	17,800,000
11,985,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.410%, 9/7/06 (a)	11,985,000
4,425,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, PART, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	4,425,000
		Bibb County, GA, Development Authority:
2,000,000	A-1+	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	2,000,000
4,500,000	Aa2(c)	Stratford Academy Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	4,500,000
10,330,000	Aa1(c)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	10,330,000
10,700,000	Aa2(c)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	10,700,000
		DeKalb County, GA:
3,145,000	Aa2(c)	Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.460%, 9/7/06 (a)	3,145,000
6,140,000	A-1+	MFH Revenue, Refunding, Clairmont Crest Project, FNMA-Collateralized, 3.480%, 9/6/06 (a)	6,140,000
		Fulton County, GA, Development Authority Revenue:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 8 .6% (continued)
$10,400,000	Aa2(c)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.410%, 9/7/06 (a)	$10,400,000
9,200,000	VMIG1(c)	Robert W. Woodruff Arts Center Project, Series B, LIQ-SunTrust Bank, 3.410%, 9/6/06 (a)	9,200,000
7,000,000	VMIG1(c)	Schenck School Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	7,000,000
		Woodward Academy Inc. Project, LOC-SunTrust Bank:
11,000,000	VMIG1(c)	3.410%, 9/6/06 (a)	11,000,000
9,600,000	Aa2(c)	3.410%, 9/6/06 (a)	9,600,000
5,845,000	Aa2(c)	Gainesville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, LOC-Wachovia Bank, 3.410%, 9/7/06 (a)	5,845,000
		Gwinnett County, GA:
11,700,000	VMIG1(c)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	11,700,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(c)	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	10,775,000
2,630,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	2,630,000
		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
6,000,000	A-1+	Series B, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.450%, 9/6/06 (a)	6,000,000
1,180,000	A-1+	Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.460%, 9/1/06 (a)(b)	1,180,000
		Private Colleges & Universities Authority, GA, Revenue, Emory University:
19,600,000	A-1+	Series B-1, 3.370%, 9/7/06 (a)	19,600,000
15,000,000	A-1+	Series B-3, 3.380%, 9/7/06 (a)	15,000,000
4,000,000	A-1+	Series SG-146 PART, LIQ-Societe Generale, 3.440%, 9/7/06 (a)(b)	4,000,000
2,500,000	Aa2(c)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	2,500,000
2,645,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.400%, 9/6/06 (a)	2,645,000
8,000,000	VMIG1(c)	Savannah, GA, Economic Development Authority Revenue, Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	8,000,000
4,310,000	VMIG1(c)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	4,310,000

		Total Georgia	214,360,000

Illinois - 13.5%
		Chicago, IL:
		Board of Education, GO:
20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	20,800,000
20,265,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.610%, 9/7/06 (a)	20,265,000
		GO:
8,900,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	8,900,000
15,000,000	A-1+	MSTC, Series SGA 99, PART, FGIC-Insured, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	15,000,000
38,500,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.440%, 9/7/06 (a)	38,500,000
		Cook County, IL:
4,000,000	VMIG1(c)	Catholic Theological University Project, LOC-Harris Bank, 3.440%, 9/6/06 (a)	4,000,000
2,900,000	VMIG1(c)	GO, Munitops, Series 1998-14, PART, FGIC-Insured, SPA-LaSalle Bank, 3.350%, 9/7/06 (a)(b)	2,900,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 13.5% (continued)
		DuPage County, IL, Transportation Revenue, MSTC, PART:
$17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	$17,300,000
8,000,000	A-1	Series 9010, FSA-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	8,000,000
		Elgin, IL:
7,000,000	A-1+	Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.400%, 9/7/06 (a)	7,000,000
4,500,000	VMIG1(c)	Revenue, Judson College, LOC-JPMorgan Chase, 3.530%, 9/6/06 (a)	4,500,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, BPA-JPMorgan Chase, 3.420%, 9/7/06 (a)	5,000,000
8,000,000	A-1+	Series C, SPA-JPMorgan Chase, 3.420%, 9/7/06 (a)	8,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.530%, 9/6/06 (a)	4,500,000
9,300,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.600%, 9/1/06 (a)	9,300,000
5,450,000	A-1+	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.530%, 9/6/06 (a)	5,450,000
		Illinois Finance Authority Revenue:
7,500,000	VMIG1(c)	Dominican University, LOC-JPMorgan Chase, 3.480%, 9/6/06 (a)	7,500,000
20,200,000	F-1+(d)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	20,200,000
3,100,000	A-1+	Northwestern University, Subordinated Series B, 3.430%, 9/6/06 (a)	3,100,000
9,000,000	F-1+(d)	Smith Village Project, Series C, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	9,000,000
5,900,000	F-1+(d)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.410%, 9/7/06 (a)	5,900,000
		Illinois Health Facilities Authority Revenue:
7,300,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	7,300,000
9,275,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.450%, 9/7/06 (a)	9,275,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(c)	Series 97, LOC-Fifth Third Bank, 3.480%, 9/7/06 (a)	10,000,000
3,900,000	VMIG1(c)	Series C, LOC-Fifth Third Bank, 3.480%, 9/7/06 (a)	3,900,000
8,300,000	A-1	Revolving Fund, Pooled Loan, Series F, LOC-JPMorgan Chase, 3.450%, 9/6/06 (a)	8,300,000
		Illinois State Toll Highway Authority:
19,400,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	19,400,000
1,500,000	VMIG1(c)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.400%, 9/7/06 (a)	1,500,000
9,985,000	A-1	Illinois State, GO, Series 378, FGIC-Insured PART, LIQ-Merrill Lynch, 3.450%, 9/7/06 (a)(b)	9,985,000
		Lombard, IL:
6,482,000	F-1+(d)	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	6,482,000
9,300,000	VMIG1(c)	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 3.480%, 9/7/06 (a)	9,300,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	15,870,000
10,145,000	A-1	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	10,145,000

		Total Illinois	336,572,000

Indiana - 2.5%
4,000,000	Aa2(c)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	4,000,000
6,320,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A, MBIA-Insured, LIQ-Bear Stearns, 3.450%, 9/6/06 (a)(b)(f)	6,320,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Indiana - 2.5% (continued)
$2,510,000	VMIG1(c)	Indiana Health and Educational Facilities Finance Authority Revenue, Porter Project, Series A, LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	$2,510,000
		Indiana Health Facilities Financing Authority:
400,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.450%, 9/6/06 (a)	400,000
4,190,000	A-1+	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	4,190,000
4,950,000	VMIG1(c)	Riverview Hospital Project, LOC-National City Bank, 3.410%, 9/7/06 (a)	4,950,000
14,395,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-Insured, LIQ-JPMorgan Chase, 3.450%, 9/6/06 (a)	14,395,000
6,700,000	A-1+	Indianapolis, IN, Refunding, Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.410%, 9/7/06 (a)	6,700,000
19,300,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, BPA-LaSalle Bank, 3.480%, 9/6/06 (a)	19,300,000

		Total Indiana	62,765,000

Iowa - 1.4%
4,125,000	NR	City of Mason, IA, IDR, Supervalu Inc. Project, LOC-Wachovia Bank, 3.550%, 9/6/06 (a)	4,125,000
		Iowa Finance Authority:
8,670,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.450%, 9/6/06 (a)	8,670,000
2,000,000	VMIG1(c)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.470%, 9/7/06 (a)	2,000,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	15,000,000
5,500,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.530%, 9/6/06 (a)	5,500,000

		Total Iowa	35,295,000

Kansas - 4.0%
		Kansas State Department of Transportation Highway Revenue:
		Refunding:
11,200,000	A-1+	Series B-1, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.420%, 9/7/06 (a)	11,200,000
16,900,000	A-1+	Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.420%, 9/7/06 (a)	16,900,000
24,300,000	A-1+	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.420%, 9/7/06 (a)	24,300,000
22,500,000	A-1+	Series C-2, 3.410%, 9/6/06 (a)	22,500,000
10,435,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.410%, 9/7/06 (a)	10,435,000
15,000,000	SP-1+	Wichita, KS, GO, Renewal & Improvement Temporary Notes, Series 216, 4.250% due 2/8/07	15,036,791

		Total Kansas	100,371,791

Kentucky - 2.8%
8,000,000	VMIG1(c)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.490%, 9/6/06 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia Bank, 3.560%, 9/7/06 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia Bank, 3.560%, 9/7/06 (a)	1,000,000
5,000,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	5,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, PART, FSA-Insured, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	7,000,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Kentucky - 2.8% (continued)
$8,495,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.440%, 9/7/06 (a)(b)	$8,495,000
10,000,000	VMIG1(c)	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, Series A, LOC-U.S. Bank, 3.600%, 9/1/06 (a)	10,000,000
9,320,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	9,320,000

		Total Kentucky	70,500,000

Louisiana - 1.1%
10,000,000	A-1+	Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project, Series B, 3.400%, 9/6/06 (a)	10,000,000
17,275,000	A-1+	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, Refunding, Loop LLC Project, Series A, LOC-SunTrust Bank, 3.570%, 9/1/06 (a)	17,275,000

		Total Louisiana	27,275,000

Maryland - 4.9%
		Baltimore, MD:
7,505,000	A-1	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.450%, 9/7/06 (a)(b)	7,505,000
4,250,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.450%, 9/6/06 (a)	4,250,000
5,355,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 3.420%, 9/7/06 (a)	5,355,000
9,885,000	A-1	Howard County, MD, MFH Revenue, Series PT-1021, PART, SPA-Merrill Lynch Capital Services Inc., 3.460%, 9/7/06 (a)(b)	9,885,000
3,700,000	VMIG1(c)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.450%, 9/7/06 (a)	3,700,000
17,700,000	A-1+	Maryland State Economic Development Corp. Revenue, Refunding, Constellation Energy Group Inc., Series A, LOC-Wachovia Bank, 3.400%, 9/7/06 (a)	17,700,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.440%, 9/7/06 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
17,650,000	A-1+	Johns Hopkins University Revenue, TECP, Series B, 3.550% due 10/16/06	17,650,000
2,360,000	VMIG1(c)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	2,360,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.430%, 9/7/06 (a)	15,000,000
6,100,000	A-1+	Series C, 3.430%, 9/6/06 (a)	6,100,000
10,660,000	A-1	Prince Georges County, MD Revenue, Refunding, Collington Episcopal Life Care Community Inc., Series B, LOC-Lasalle Bank N.A., 3.400%, 9/7/06 (a)	10,660,000

		Total Maryland	121,015,000

Massachusetts - 1.5%
		Massachusetts State DFA Revenue:
5,000,000	VMIG1(c)	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.450%, 9/7/06 (a)	5,000,000
7,500,000	VMIG1(c)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.500%, 9/7/06 (a)	7,500,000
3,950,000	VMIG1(c)	St. Mark’s School, LOC-Bank of America, 3.420%, 9/7/06 (a)	3,950,000
		Massachusetts State HEFA Revenue:
11,620,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.370%, 9/7/06 (a)	11,620,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Massachusetts - 1.5% (continued)
$8,000,000	A-1+	TECP, Harvard University, Series EE, 3.650% due 11/7/06	$8,000,000
2,335,000	VMIG1(c)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.440%, 9/7/06 (a)(b)	2,335,000

		Total Massachusetts	38,405,000

Michigan - 1.7%
		Detroit, MI:
11,800,000	VMIG1(c)	Downtown Development Authority, Millender Center Project, LOC-HSBC, 3.600%, 9/7/06 (a)	11,800,000
9,975,000	A-1+	Sewer Disposal Revenue, Refunding, Series C-1, FSA-Insured, LIQ-Dexia Credit Local, 3.400%, 9/7/06 (a)	9,975,000
3,800,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, LOC-Bank of Nova Scotia, 3.430%, 9/7/06 (a)	3,800,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	5,038,234
3,645,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.580%, 9/1/06 (a)	3,645,000
7,000,000	VMIG1(c)	Saline, MI, EDA, LOC-Bank of America, 3.460%, 9/6/06 (a)	7,000,000

		Total Michigan	41,258,234

Minnesota - 0.1%
2,600,000	VMIG1(c)	Minneapolis, MN, Guthrie Theater Project, Series A, LOC-Wells Fargo Bank, 3.270%, 9/7/06 (a)	2,600,000

Mississippi - 0.2%
5,350,000	VMIG1(c)	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	5,350,000

Missouri - 1.4%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.470%, 9/7/06 (a)	6,500,000
15,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY, 4.500% due 6/29/07	15,095,553
8,000,000	VMIG1(c)	Kansas City, MO, IDA, MFH Revenue, Refunding, Coach House North Apartments Project, LIQ-FHLMC, 3.420%, 9/7/06 (a)	8,000,000
3,950,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.580%, 9/1/06 (a)	3,950,000
2,200,000	A-1+	Missouri State HEFA Revenue, Washington University, Series A, SPA-Dexia Credit Local, 3.600%, 9/1/06 (a)	2,200,000

		Total Missouri	35,745,553

Montana - 0.2%
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Rabobank Nederland, 3.630%, 9/1/06 (a)	3,925,000

New Hampshire - 0.6%
		New Hampshire HEFA Revenue:
5,000,000	VMIG1(c)	Frisbie Memorial Hospital, LOC-Bank of America, 3.450%, 9/7/06 (a)	5,000,000
3,500,000	VMIG1(c)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.420%, 9/7/06 (a)	3,500,000
6,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company, 3.420%, 9/7/06 (a)	6,000,000

		Total New Hampshire	14,500,000

New Mexico - 1.1%
		New Mexico State:
2,145,000	VMIG1(c)	Hospital Equipment Loan, Council Rehoboth McKinley Health Care, LOC-Wells Fargo, 3.520%, 9/6/06 (a)	2,145,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New Mexico - 1.1% (continued)
$15,000,000	SP-1+	TRAN, 4.750% due 6/29/07	$15,118,046
1,600,000	AAA	New Mexico State Highway Commission Revenue, Subordinated Lien Tax Revenue Highway Bonds, Series B, AMBAC-Insured, 5.000% due 6/15/07	1,615,656
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, BPA-Westdeutsche Landesbank, 3.480%, 9/6/06 (a)	7,625,000

		Total New Mexico	26,503,702

New York - 0.4%
10,000,000	A-1+	New York City, NY, Municipal Water Finance Authority, Series AA-3, BPA-Dexia Credit Local, 3.400%, 9/7/06 (a)	10,000,000

North Carolina - 2.6%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, BPA-Wachovia Bank, 3.420%, 9/7/06 (a)	3,060,000
4,525,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.410%, 9/7/06 (a)	4,525,000
6,560,000	VMIG1(c)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T Corp., 3.410%, 9/7/06 (a)	6,560,000
		North Carolina Educational Facilities Finance Agency Revenue:
4,035,000	Aa2(c)	Cape Fear Academy, LOC-Wachovia Bank, 3.410%, 9/7/06 (a)	4,035,000
6,390,000	F-1+(d)	Providence Day School, LOC-Bank of America, 3.410%, 9/7/06 (a)	6,390,000
		North Carolina Medical Care Commission:
16,470,000	VMIG1(c)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.410%, 9/7/06 (a)	16,470,000
2,500,000	VMIG1(c)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.450%, 9/7/06 (a)	2,500,000
4,100,000	A-1	St. Josephs Health System Inc., BPA-BB&T Corp, 3.460%, 9/7/06 (a)	4,100,000
		Winston-Salem, NC:
10,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.400%, 9/7/06 (a)	10,000,000
7,320,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.450%, 9/6/06 (a)	7,320,000

		Total North Carolina	64,960,000

Ohio - 1.3%
5,500,000	VMIG1(c)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.430%, 9/7/06 (a)	5,500,000
7,000,000	VMIG1(c)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.480%, 9/6/06 (a)	7,000,000
		Franklin County, OH, Healthcare Facilities Revenue:
10,100,000	F-1+(d)	Friendship Village of Dublin, Series A, LOC-ABN AMRO, 3.400%, 9/7/06 (a)	10,100,000
3,900,000	A-1	Refunding, Presbyterian Retirement Services Foundation, Series B, LOC-National City Bank, 3.420%, 9/7/06 (a)	3,900,000
5,830,000	VMIG1(c)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, LOC-Key Bank, 3.460%, 9/7/06 (a)	5,830,000

		Total Ohio	32,330,000

Oregon - 0.5%
2,900,000	VMIG1(c)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.470%, 9/7/06 (a)	2,900,000
9,305,000	VMIG1(c)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.460%, 9/7/06 (a)	9,305,000

		Total Oregon	12,205,000

Pennsylvania - 7.0%
4,700,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured, SPA-Wachovia Bank, 3.430%, 9/7/06 (a)	4,700,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 7.0% (continued)
$2,355,000	VMIG1(c)	Erie County, PA, Hospital Authority Revenue, Senior Living Services Inc. Project, LOC-KBC Bank, 3.470%, 9/7/06 (a)	$2,355,000
20,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.420%, 9/7/06 (a)	20,000,000
5,155,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.410%, 9/6/06 (a)	5,155,000
6,605,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.470%, 9/7/06 (a)	6,605,000
8,000,000	VMIG1(c)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.430%, 9/7/06 (a)	8,000,000
		Pennsylvania State Turnpike Commission Revenue:
11,400,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.460%, 9/6/06 (a)	11,400,000
30,000,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.400%, 9/7/06 (a)	30,000,000
10,000,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorgan Chase, 3.410%, 9/7/06 (a)	10,000,000
		Philadelphia, PA:
4,500,000	A-1+	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.390%, 9/7/06 (a)	4,500,000
5,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	5,029,050
3,575,000	NR	IDR, Friends of Mast School Inc., LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	3,575,000
17,750,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America, 4.500% due 6/29/07	17,851,483
		West Cornwall Township Municipal Authority, PA:
34,815,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.440%, 9/7/06 (a)	34,815,000
		General Government Loan Program:
5,335,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.440%, 9/7/06 (a)	5,335,000
4,520,000	A-1+	Series A, FSA-Insured, BPA-Dexia Credit Local, 3.440%, 9/7/06 (a)	4,520,000

		Total Pennsylvania	173,840,533

Rhode Island - 1.1%
16,500,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.430%, 9/6/06 (a)	16,500,000
11,000,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.410%, 9/6/06 (a)	11,000,000

		Total Rhode Island	27,500,000

South Carolina - 0.9%
20,000,000	MIG1(c)	Charleston County, SC, School District Development Corp., GO, TAN, 4.250% due 4/13/07	20,072,002
		South Carolina Jobs-EDA:
2,350,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	2,350,000
900,000	NR	Pickens County YMCA Project, LOC-Bank of America, 3.460%, 9/7/06 (a)	900,000

		Total South Carolina	23,322,002

Tennessee - 4.8%
4,350,000	Aa2(c)	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	4,350,000
7,500,000	VMIG1(c)	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Webb School of Knoxville Project, LOC-SunTrust Bank, 3.590%, 9/6/06 (a)	7,500,000
2,000,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-Merrill Lynch Capital Services Inc., 3.460%, 9/7/06 (a)(b)	2,000,000
		Metropolitan Government of Nashville & Davidson County, TN:
10,000,000	A-1+	GO, TECP, 3.600% due 9/14/06	10,000,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tennessee - 4.8% (continued)
		TECP, Vanderbilt University, Series 04A:
$8,130,000	A-1+	3.440% due 9/5/06	$8,130,000
5,000,000	A-1+	3.650% due 9/8/06	5,000,000
7,400,000	VMIG1(c)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	7,400,000
6,195,000	VMIG1(c)	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.410%, 9/7/06 (a)	6,195,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
4,100,000	VMIG1(c)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.430%, 9/7/06 (a)	4,100,000
5,000,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse First Boston, 3.430%, 9/7/06 (a)	5,000,000
2,100,000	VMIG1(c)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.430%, 9/7/06 (a)	2,100,000
3,300,000	VMIG1(c)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.430%, 9/7/06 (a)	3,300,000
2,900,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.430%, 9/7/06 (a)	2,900,000
1,725,000	VMIG1(c)	Series III-A-2, AMBAC-Insured, SPA- Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	1,725,000
6,200,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	6,200,000
5,130,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	5,130,000
7,860,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	7,860,000
3,870,000	VMIG1(c)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	3,870,000
6,800,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.430%, 9/7/06 (a)	6,800,000
630,000	VMIG1(c)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan Chase, 3.610%, 9/1/06 (a)	630,000
9,945,000	F-1+(d)	Shelby County, TN, Health Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.420%, 9/7/06 (a)	9,945,000
9,770,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	9,770,000

		Total Tennessee	119,905,000

Texas - 19.7%
730,000	VMIG1(c)	Austin, TX, Water & Wastewater System, Revenue, PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.330%, 9/7/06 (a)(b)	730,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
1,865,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.600%, 9/1/06 (a)	1,865,000
1,980,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.600%, 9/1/06 (a)	1,980,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding, BASF Corp. Project, 3.600%, 9/6/06 (a)	17,000,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-Wurttemberg:
19,000,000	A-1+	3.500% due 10/11/06	19,000,000
7,500,000	A-1+	3.600% due 12/6/06	7,500,000
6,462,000	A-1+	Dallas, TX, Water and Sewer, TECP, LIQ-Bank of America, 3.500% due 9/5/06	6,462,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG, LIQ-Bear Stearns, 3.470%, 9/6/06 (a)(b)	18,370,000
		El Paso, TX, TECP:
10,000,000	A-1+	Series A, 3.580% due 10/3/06	10,000,000
4,000,000	A-1+	Series B, LIQ-Depfa Bank, 3.540% due 11/1/06	4,000,000
		Gulf Coast Waste Disposal Authority, TX:
14,000,000	A-1+	Amoco Oil Co. Project, 3.350% due 9/1/06 (e)	14,000,000
3,280,000	AAA	BP Amoco Oil Project, 3.700% due 1/15/07 (e)	3,280,000

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 19.7% (continued)
		Harris County, TX, Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen:
$14,355,000	P-1(c)	3.480% due 9/13/06	$14,355,000
800,000	P-1(c)	3.650% due 9/13/06	800,000
2,000,000	P-1(c)	3.550% due 11/2/06	2,000,000
11,650,000	P-1(c)	3.560% due 11/2/06	11,650,000
20,000,000	SP-1+	Harris, TX, GO, TAN, 4.500% due 2/28/07	20,096,139
		Harris County, TX, Health Facilities Development Corp. Revenue:
30,000,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.600%, 9/1/06 (a)	30,000,000
2,900,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.600%, 9/1/06 (a)	2,900,000
3,700,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.600%, 9/1/06 (a)	3,700,000
		Houston, TX, GO, TECP:
25,000,000	A-1+	Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen, 3.510% due 11/8/06	25,000,000
25,000,000	A-1+	Series D, LIQ-Depfa Bank PLC, 3.600% due 12/4/06	25,000,000
15,000,000	A-1+	Series E, LIQ-Bank of America, 3.420% due 9/7/06	15,000,000
		Houston, TX:
8,500,000	VMIG1(c)	ISD, GO, Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO, 3.350%, 9/7/06 (a)(b)	8,500,000
19,400,000	A-1+	Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 3.470%, 9/6/06 (a)(b)	19,400,000
10,000,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.410%, 9/7/06 (a)	10,000,000
5,500,000	VMIG1(c)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.350%, 9/7/06 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	5,000,000
3,400,000	MIG1(c)	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 3.530%, 9/7/06 (a)	3,400,000
8,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.450%, 9/6/06 (a)	8,000,000
19,700,000	A-1+	Plano, TX, ISD, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	19,700,000
7,315,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.450%, 9/7/06 (a)	7,315,000
6,750,000	VMIG1(c)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, BPA-JPMorgan Chase, 3.440%, 9/7/06 (a)	6,750,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.470%, 9/6/06 (a)(b)	8,990,000
13,000,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.410%, 9/7/06 (a)	13,000,000
		Texas State, PFA:
9,800,000	NR	TECP, Series 2002A, 3.480% due 10/10/06	9,800,000
3,000,000	NR	TECP, Series 2003-B, 3.600% due 11/2/06	3,000,000
33,035,000	SP-1+	Texas State, TRAN, 4.500% due 8/31/07	33,335,454
15,000,000	F-1+(d)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.400%, 9/7/06 (a)	15,000,000
27,850,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.410%, 9/7/06 (a)	27,850,000
3,000,000	A-1+	University of North Texas Revenue, Series SGA 146, PART, FSA-Insured, LIQ-Societe Generale, 3.470%, 9/6/06 (a)(b)	3,000,000
		University of Texas:

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 19.7% (continued)
$3,000,000	A-1+	TECP, 3.650% due 9/8/06	$3,000,000
10,000,000	A-1+	TECP, Series A, 3.650% due 11/6/06	10,000,000

		Total Texas	492,228,593

Utah - 0.9%
8,200,000	A-1+	Intermountain Power Agency, TECP, Series 85F, AMBAC-Insured, LIQ-Morgan Stanley, 3.500% due 10/6/06	8,200,000
		Utah County, UT:
4,470,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.470%, 9/7/06 (a)	4,470,000
10,100,000	A-1+	Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.450%, 9/7/06 (a)	10,100,000

		Total Utah	22,770,000

Virginia - 0.4%
8,900,000	A-1+	Alexandria, VA, IDA, IDR, Institute for Defense Analyses, Series B, AMBAC-Insured, BPA-Wachovia Bank, 3.440%, 9/7/06 (a)	8,900,000

Washington - 1.8%
1,900,000	F-1+(d)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.460%, 9/7/06 (a)	1,900,000
3,635,000	VMIG1(c)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.450%, 9/7/06 (a)(b)	3,635,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.410%, 9/7/06 (a)	15,000,000
14,700,000	VMIG1(c)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.480%, 9/6/06 (a)	14,700,000
6,000,000	VMIG1(c)	Washington State Higher Education Facilities Authority Revenue, University of Puget Sound Project, Series B, LOC-Bank of America, 3.440%, 9/7/06 (a)	6,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.400%, 9/7/06 (a)	1,900,000
2,200,000	F-1+(d)	United Way of King County Project, LOC-Bank of America, 3.630%, 9/7/06 (a)	2,200,000

		Total Washington	45,335,000

Wisconsin - 0.8%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.530%, 9/6/06 (a)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.450%, 9/6/06 (a)	2,000,000
7,665,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.500% due 10/3/06	7,665,000
3,800,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.400%, 9/7/06 (a)	3,800,000

		Total Wisconsin	19,765,000

		TOTAL INVESTMENTS - 99.9% (Cost - $2,492,094,379#)	2,492,094,379
		Other Assets in Excess of Liabilities - 0.1%	1,500,244

		TOTAL NET ASSETS - 100.0%	$2,493,594,623

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Rating by Moody’s Investors Service.

(d)	Rating by Fitch Ratings Service.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

See Notes to Schedules of Investments.

MUNICIPAL PORTFOLIO

Schedules of Investments (unaudited) (continued)	August 31, 2006

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 20 and 21 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC — Ambac Assurance Corporation

BPA — Bond Purchase Agreement

COP — Certificate of Participation

DFA — Development Finance Agency

EDA — Economic Development Authority

EDR — Economic Development Revenue

EFA — Educational Facilities Authority

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

GO — General Obligation

HEFA — Health & Educational Facilities Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

ISD — Independent School District

LIQ — Liquidity Facility

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MSTC — Municipal Securities Trust Certificates

PART — Partnership Structure

PCR — Pollution Control Revenue

PFA — Public Facilities Authority

PSFG — Permanent School Fund Guaranty

RAN — Revenue Anticipation Notes

SPA — Standby Bond Purchase Agreement

TAN — Tax Anticipation Notes

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Notes

Summary of Investments by Industry * (unaudited)

Hospitals	18.9%
General Obligation	18.2
Education	17.5
Miscellaneous	10.9
Transportation	10.8
Industrial Development	6.6
Public Facilities	4.5
Water and Sewer	3.6
Pollution Control	2.5
Housing: Multi-Family	1.8
Life Care Systems	1.7
Utilities	1.7
Finance	1.1
Escrowed to Maturity	0.2

100.0%

*	As a percent of total investments. Please note that Fund holdings are as of August 31, 2006 and are subject to change.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified series of the Smith Barney Institutional Cash Management Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	October 30, 2006

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 30, 2006